COMMITMENTS AND CONTINGENCIES - Commercial Commitments Outstanding (Details) - Purchase obligations $ in Thousands	Dec. 31, 2020 USD ($)
Other Commitments
Less Than 1 Year	$ 30,903
1-3 Years	22
3-5 Years	0
More Than 5 Years	0
Total Amounts Committed	$ 30,925